Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 26	$ 15	$ 21	$ 20
Provision for credit losses	(2)	1	3	(4)
Exchange rate changes/other	(1)		(1)
Balance at end of period	23	16	23	16
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,290	3,030	3,088	2,976
Provision for credit losses	429	338	1,386	950
Net write-offs	(352)	(303)	(1,076)	(816)
Exchange rate changes/other	(46)	(8)	(77)	(53)
Balance at end of period	3,321	3,057	3,321	3,057
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,093	2,808	2,912	2,749
Balance at end of period	3,131	2,837	3,131	2,837
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	171	206	154	207
Balance at end of period	167	203	167	203
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	26	15	21	20
Balance at end of period	23	16	23	16
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		1	1
Balance at end of period		1		1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	395	381	382	378
Provision for credit losses	29	20	60	52
Net write-offs	(10)	(12)	(30)	(35)
Exchange rate changes/other	(5)		(3)	(6)
Balance at end of period	409	389	409	389
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	922	876	895	826
Provision for credit losses	127	138	398	405
Net write-offs	(116)	(109)	(346)	(318)
Exchange rate changes/other	(1)	(3)	(15)	(11)
Balance at end of period	932	902	932	902
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	790	694	760	693
Provision for credit losses	130	129	405	363
Net write-offs	(130)	(118)	(375)	(351)
Exchange rate changes/other	(1)		(1)
Balance at end of period	789	705	789	705
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	49	52	51	49
Provision for credit losses	12	16	25	33
Net write-offs	(7)	(7)	(20)	(19)
Exchange rate changes/other	(1)		(3)	(2)
Balance at end of period	53	61	53	61
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,108	1,012	979	1,010
Provision for credit losses	133	34	495	101
Net write-offs	(89)	(57)	(305)	(93)
Exchange rate changes/other	(37)	(5)	(54)	(34)
Balance at end of period	$ 1,115	$ 984	$ 1,115	$ 984